COMPANYS OPERATIONS - Cash installment (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Jan. 10, 2019	Dec. 12, 2018	Jan. 02, 2019
Suzano Holding S.A.
Company Operations
Cash payable for each share	R$ 52.50
Adjustment to cash payable per share	R$ 2.73
Number of business days	252 days
Annual percentage of interest rate variation	6.40%
Cash transferred per share	R$ 50.20
Cash transferred	R$ 27,797,441
Issuance of shares by Suzano			R$ 9,438,413
Fibria
Company Operations
Dividends per share		R$ 5.03
Cash transferred	27,797,441
Issuance of shares by Suzano	9,438,413
Total consideration	37,235,854
Book value of Fibria's shareholder's equity	14,149,004
Write-off of the book value of existing goodwill, net of the deferred income taxes	(3,495,077)
Mandatory minimum dividends (eliminated from the balance sheet at the date of acquisition)	724,829
Book value of Fibria's shareholders' equity, net of goodwill	11,378,756
Fair value adjustment on business combination with Fibria (assets and liabilities):
Inventories	2,178,903
Property, plant and equipment	9,362,315
Customer relationship	9,030,779
Port Assets	749,060
Contingent liabilities	(2,970,546)
Loans and financing	(59,921)
Taxes recoverable	(235,843)
Other assets and liabilities, net	451,624
Deferred taxes, net	(546,324)
Total impact of fair value	17,960,047
Goodwill on the expectation of future profitability	R$ 7,897,051
Period of past sales information	5 years